Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued salaries and payroll liabilities	$ 222,411	$ 169,337	$ 12,449
Rebate liability	30,255	26,015	23,010
Deferred income and deposit (sublease)	4,445	14,168	13,690
Commissions	22,534	9,720	29,120
Franchise tax	4,999	400	9,300
Accrued interest	153	222	26,301
Other	14,996	86,302	26,748
Accrued expenses and other current liabilities	$ 299,793	$ 306,164	$ 140,618